UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207,  Oklahoma City, OK   73120

(Address of principal executive offices)                                (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) – 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST Horizons S&P 500® Covered Call ETF

Annual Report

April 30, 2016

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2016

Management’s Discussion of Fund Performance	1
Schedule of Portfolio Investments	3
Schedule of Written Call Options	9
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	30
Disclosure of Fund Expenses	31
Other Information	32
Additional Information	33
Trustees	34
Officers	35

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector. The Funds risk not benefiting from potential increases in the value of underlying securities above the exercise prices of the written covered call options, and are subject to the risk of declines in the value of such securities. Each sector fund is subject to its own specific risk factors. See prospectus for specific risks regarding each Fund and sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons S&P 500® Covered Call ETF (“HSPX”) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2016 (Unaudited)

General Review

For the period May 1, 2015 to April 30, 2016 (the “Fiscal Year”), the Horizons S&P 500® Covered Call ETF (“HSPX” or the “Fund”) had a negative total return of -0.29% inclusive of distributions paid to shareholders. The S&P 500® Stock Covered Call Index (“SPXCC Index” or the “Index”)i, the Fund’s underlying index decreased -1.17% for the same period, on a total return basis. The Fund had an average monthly distribution yield of 4.88% over the Fiscal Year based on the aggregate distribution of $2.08 per share made by HSPX to shareholders. The 30-day SEC yieldii for the Fund at April 30, 2016 was 1.50%. The market price of the Fund at April 30, 2016 was $43.12.

Market Review

The S&P 500® Index (“SPX Index”)iii increased by 1.21% on a total return basis during the Fiscal Year. The SPX Index traded in a range of 1850 to 2150 for most of the Fiscal Year, and ended at the high end of the range. The cyclical and commodity-sensitive sectors in the SPX Index performed poorly during the Fiscal Year. The energy sector was the worst performing sector, decreasing by 16.7%, followed by the materials sector, which fell 6.4%. Lower energy prices were reflective of generally lower crude and commodity prices over the Fiscal Year. The two best performing sectors during the Fiscal Year were the utilities sector and the consumer staples sector, increasing 9.4% and 7.9%, respectively. Generally, stock market increases result in lower realized volatility, lower implied volatility and lower net option premiumiv and this was reflected in the SPXCC Index returns, which were lower than those of the SPX Index for the Fiscal Year. This underperformance of the SPXCC Index was solely a result of the option buy-back costs, which were higher than the premiums received. The standard deviation (annualized) of daily returns for the SPXCC Index was 14.6% versus 17.2% for the SPX Index for the same period, supporting the premise that the SPXCC Index may produce a lower volatility of returns. The Fund’s outperformance of the SPXCC Index resulted from our ability to buy back options earlier compared to the Index on roll date. Buying back some HSPX options earlier at a price similar to the Index avoids future upside in the value of those options and therefore many expensive roll trades on the expiry date.

Option Writing Strategy

HSPX seeks to replicate the performance of the SPXCC Index. The SPXCC Index seeks to provide higher returns than the SPX Index, with lower volatility, in most market environments with the exception of when the stock market is rapidly rallying. During each month, options are generally written on up to 100% of the equities in the HSPX portfolio, where possible. Premiums are received from selling call options approximately 0.75 annualized standard deviations out-of-the-money (“OTM”). Call options are written to a 100% position coverage if the rate of change (“delta”) of the target OTM strike price is less than, or equal to 0.30. Otherwise, the call option position coverage is adjusted to a delta of 0.25. HSPX’s monthly distributions are not fixed, but vary as the premiums generated from covered callv writing are earned and passed through. Monthly distributions could change with changes in implied volatility, time to expiration and dividends received from securities in the portfolio during an option expiry period.

Rebalancing

The HSPX equity positions are rebalanced quarterly with the SPXCC Index and the SPX Index. The most recent rebalancing was performed on March 18, 2016. The SPXCC Index, and thus the HSPX portfolio, made adjustments to its equity holdings for corporate actions and additions/deletions at the same time as the SPX Index to ensure efficient tracking to this reference index.

[i]	The S&P 500® Stock Covered Call Index measures the performance of a hypothetical portfolio that employs a covered call strategy on the S&P 500®.

ii

SEC yield is a standard yield calculation developed by the Securities and Exchange Commission that allows for a common ground comparison of yield performance. It is based on the most recent 30-day period and calculated by dividing the net investment income (less expenses) per share over a 30-day period by the current maximum offering price.

iii	The S&P 500® is an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization.

iv

An option is a contract sold by one party to another that gives the buyer the right, but not the obligation, to buy (call) or sell (put) a stock at an agreed upon price within a certain period or on a specific date.

[v]

A covered call option involves holding a long position in a particular asset, in this case U.S. common equities, and writing a call option on that same asset with the goal of realizing additional income from the option premium.

Horizons S&P 500® Covered Call ETF (“HSPX”) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2016 (Unaudited)

Growth of a $10,000 Investment
(at Net Asset Value)

		Average Annual Return as of 4/30/16		Expense Ratio *
	Inception Date of the Fund	1 Year	Since Inception	Gross	Net
HSPX	6/24/2013	-0.29%	7.25%	0.65%	0.65%
SPXCC Index	6/24/2013	-1.17%	7.28%
SPX Index	6/24/2013	1.21%	12.34%

*	Reflects the annualized expense ratio as reported in the Prospectus dated August 28, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. For HSPX’s most recent month end performance, please visit www.HorizonsETFs.com/USA.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

See definitions of the SPXCC Index and SPX Index in Management’s Discussion of Fund Performance.

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	April 30, 2016

Security Description	Shares	Value ($)
COMMON STOCKS 100.5%^
Consumer Discretionary 13.1%
Advance Auto Parts, Inc.	246	38,401
Amazon.com, Inc.*	1,300	857,468
AutoNation, Inc.*	249	12,612
AutoZone, Inc.*	101	77,288
Bed Bath & Beyond, Inc.	550	25,971
Best Buy Co., Inc.	948	30,412
BorgWarner, Inc.	736	26,437
Cablevision Systems Corp., Class A	763	25,477
CarMax, Inc.*	659	34,894
Carnival Corp., Class A	1,517	74,409
CBS Corp., Class B	1,420	79,392
Chipotle Mexican Grill, Inc.*	101	42,518
Coach, Inc.	944	38,015
Comcast Corp., Class A	8,194	497,867
D.R. Horton, Inc.	1,114	33,487
Darden Restaurants, Inc.	391	24,340
Delphi Automotive PLC	934	68,770
Discovery Communications, Inc., Class A*	516	14,092
Discovery Communications, Inc., Class C*	801	21,451
Dollar General Corp.	979	80,190
Dollar Tree, Inc.*	800	63,768
Expedia, Inc.	405	46,887
Foot Locker, Inc.	470	28,877
Ford Motor Co.	13,131	178,057
Gap, Inc.	762	17,663
Garmin, Ltd.	404	17,223
General Motors Co.	4,733	150,509
Genuine Parts Co.	503	48,273
Goodyear Tire & Rubber Co.	920	26,652
H&R Block, Inc.	812	16,435
Hanesbrands, Inc.	1,319	38,291
Harley-Davidson, Inc.	619	29,607
Harman International Industries, Inc.	245	18,806
Hasbro, Inc.	385	32,586
Johnson Controls, Inc.	2,183	90,377
Kohl's Corp.	651	28,839
L Brands, Inc.	857	67,095
Leggett & Platt, Inc.	457	22,526
Lennar Corp., Class A	617	27,956
Lowe's Cos., Inc.	3,082	234,294
Macy's, Inc.	1,045	41,372
Marriott International, Inc., Class A	640	44,858
Mattel, Inc.	1,154	35,878
McDonald's Corp.	3,036	384,023
Michael Kors Holdings, Ltd.*	604	31,203
Mohawk Industries, Inc.*	214	41,223
Netflix.com, Inc.*	1,441	129,733
Newell Rubbermaid, Inc.	1,514	68,948
News Corp., Class A	1,299	16,134
News Corp., Class B	375	4,860
Nike, Inc., Class B	4,546	267,940
Nordstrom, Inc.	432	22,088
Omnicom Group, Inc.	806	66,874
O'Reilly Automotive, Inc.*	327	85,896
Polo Ralph Lauren Corp.	195	18,176
Pulte Group, Inc.	1,092	20,082
PVH Corp.	276	26,386
Ross Stores, Inc.	1,364	77,448
Royal Caribbean Cruises, Ltd.	571	44,195
Scripps Networks Interactive, Inc., Class A	322	20,077
Signet Jewelers, Ltd.	267	28,986
Staples, Inc.	2,216	22,603
Starbucks Corp.	4,978	279,913
Starwood Hotels & Resorts Worldwide, Inc.	568	46,508
Target Corp.	2,028	161,226
TEGNA, Inc.	760	17,754
The Home Depot, Inc.	4,270	571,710
The Interpublic Group of Cos., Inc.	1,354	31,061
The Priceline Group, Inc.*	167	224,391
The TJX Companies, Inc.	2,255	170,974
The Walt Disney Co.	5,055	521,978
Tiffany & Co.	384	27,398
Time Warner Cable, Inc., Class A	954	202,353
Time Warner, Inc.	2,661	199,948
Tractor Supply Co.	450	42,597
TripAdvisor, Inc.*	387	24,996
Twenty-First Century Fox, Inc., Class A	3,770	114,080
Twenty-First Century Fox, Inc., Class B	1,470	44,276
Ulta Salon Cosmetics*	208	43,322
Under Armour, Inc., Class A*	616	27,067
Under Armour, Inc., Class C*	616	25,133
Urban Outfitters, Inc.*	300	9,096
VF Corp.	1,143	72,066
Viacom, Inc., Class B	1,166	47,689
Whirlpool Corp.	260	45,276
Wyndham Worldwide Corp.	378	26,819
Wynn Resorts, Ltd.	274	24,194
Yum! Brands, Inc.	1,376	109,475
		7,898,495
Consumer Staples 10.3%
Altria Group, Inc.	6,594	413,510
Archer-Daniels-Midland Co.	2,005	80,080
Brown-Forman Corp., Class B	338	32,556

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2016

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Staples, Continued
Campbell Soup Co.	605	37,335
Church & Dwight Co., Inc.	436	40,417
Clorox Co.	435	54,475
Coca-Cola Co.	13,124	587,955
Coca-Cola Enterprises, Inc.	704	36,946
Colgate-Palmolive Co.	3,006	213,186
ConAgra Foods, Inc.	1,462	65,147
Constellation Brands, Inc., Class A	594	92,700
Costco Wholesale Corp.	1,481	219,381
CVS Health Corp.	3,699	371,749
Dr. Pepper Snapple Group, Inc.	631	57,364
Estee Lauder Cos., Class A	747	71,615
General Mills, Inc.	2,000	122,680
Hormel Foods Corp.	920	35,466
Kellogg Co.	849	65,212
Kimberly-Clark Corp.	1,215	152,106
Kroger Co.	3,283	116,185
McCormick & Co., Inc.	395	37,043
Mead Johnson Nutrition Co.	628	54,730
Molson Coors Brewing Co., Class B	622	59,482
Mondelez International, Inc.	5,284	227,000
Monster Beverage Corp.*	505	72,831
PepsiCo, Inc.	4,868	501,209
Philip Morris International	5,218	511,990
Procter & Gamble Co.	8,934	715,792
Reynolds American, Inc.	2,788	138,285
Sysco Corp.	1,768	81,452
The Hershey Co.	483	44,972
The J.M. Smucker Co.	403	51,173
The Kraft Heinz Co.	2,002	156,296
Tyson Foods, Inc., Class A	1,000	65,820
Walgreens Boots Alliance, Inc.	2,906	230,388
Wal-Mart Stores, Inc.	5,284	353,341
Whole Foods Market, Inc.	1,100	31,988
		6,199,857
Energy 7.4%
Anadarko Petroleum Corp.	1,712	90,325
Apache Corp.	1,288	70,067
Baker Hughes, Inc.	1,474	71,283
Cabot Oil & Gas Corp.	1,542	36,083
Chesapeake Energy Corp.*	1,824	12,531
Chevron Corp.	6,342	648,026
Cimarex Energy Co.	323	35,168
Columbia Pipeline Group, Inc.	1,336	34,228
Concho Resources, Inc.*	434	50,418
ConocoPhillips, Inc.	4,163	198,950
Devon Energy Corp.	1,718	59,580
Diamond Offshore Drilling, Inc.	222	5,386
Energy, Continued
EOG Resources, Inc.	1,852	153,012
Equities Corp.	528	37,013
Exxon Mobil Corp.	14,000	1,237,601
FMC Technologies, Inc.*	764	23,294
Halliburton Co.	2,891	119,426
Helmerich & Payne, Inc.	372	24,597
Hess Corp.	891	53,121
Kinder Morgan, Inc.	6,163	109,455
Marathon Oil Corp.	2,841	40,030
Marathon Petroleum Corp.	1,782	69,641
Murphy Oil Corp.	556	19,871
National-Oilwell Varco, Inc.	1,265	45,591
Newfield Exploration Co.*	667	24,179
Noble Energy, Inc.	1,450	52,360
Occidental Petroleum Corp.	2,628	201,436
ONEOK, Inc.	714	25,811
Phillips 66	1,581	129,816
Pioneer Natural Resources Co.	549	91,189
Range Resources Corp.	580	25,584
Schlumberger, Ltd.	4,700	377,598
Southwestern Energy Co.*	1,322	17,754
Spectra Energy Corp.	2,261	70,701
Tesoro Corp.	401	31,956
Transocean, Ltd.	1,178	13,052
Valero Energy Corp.	1,584	93,250
Williams Cos., Inc.	2,331	45,198
		4,444,581
Financials 16.1%
Affiliated Managers Group*	181	30,828
AFLAC, Inc.	1,414	97,524
Allstate Corp.	1,274	82,874
American Express Co.	2,759	180,520
American International Group, Inc.	3,871	216,079
American Tower Corp.	1,427	149,664
Ameriprise Financial, Inc.	569	54,567
AON PLC	909	95,554
Apartment Investment & Management Co., Class A	538	21,552
Assurant, Inc.	218	18,436
AvalonBay Communities, Inc.	461	81,500
Bank of America Corp.	34,778	506,368
Bank of New York Mellon Corp.	3,623	145,790
BB&T Corp.	2,628	92,979
Berkshire Hathaway, Inc., Class B*	6,310	917,979
BlackRock, Inc., Class A	425	151,440
Boston Properties, Inc.	517	66,621
Capital One Financial Corp.	1,776	128,565
CBRE Group, Inc., Class A*	988	29,274

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2016

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, Continued
Chubb LTD	1,552	182,919
Cincinnati Financial Corp.	506	33,401
Citigroup, Inc.	9,929	459,514
Citizens Financial Group	1,800	41,130
CME Group, Inc.	1,139	104,685
Comerica, Inc.	589	26,152
Crown Castle International Corp.	1,124	97,653
Discover Financial Services, Inc., Class A	1,395	78,497
E*Trade Financial Corp.*	952	23,971
Equinix, Inc.	232	76,641
Equity Residential	1,229	83,658
Essex Property Trust, Inc.	220	48,499
Extra Space Storage, Inc.	421	35,764
Federal Realty Investment Trust	234	35,587
Fifth Third BanCorp	2,638	48,302
Franklin Resources, Inc.	1,257	46,936
General Growth Properties, Inc.	1,961	54,967
Goldman Sachs Group, Inc.	1,322	216,954
Hartford Financial Services Group, Inc.	1,336	59,292
HCP, Inc.	1,567	53,012
Host Hotels & Resorts, Inc.	2,560	40,499
Huntington Bancshares, Inc.	2,738	27,544
Intercontinental Exchange, Inc.	400	96,012
Invesco, Ltd.	1,402	43,476
Iron Mountain, Inc.	662	24,183
JPMorgan Chase & Co.	12,361	781,215
KeyCorp	2,865	35,211
Kimco Realty Corp.	1,408	39,593
Legg Mason, Inc.	375	12,041
Leucadia National Corp.	1,149	19,165
Lincoln National Corp.	811	35,238
Loews Corp.	902	35,791
M&T Bank Corp.	535	63,301
Marsh & McLennan Cos., Inc.	1,755	110,828
MetLife, Inc.	3,693	166,554
Moody's Corp.	571	54,656
Morgan Stanley	5,145	139,224
Navient Corp.	1,154	15,775
Northern Trust Corp.	724	51,462
People's United Financial, Inc.	1,058	16,399
PNC Financial Services Group	1,700	149,226
Principal Financial Group, Inc.	913	38,967
Progressive Corp.	1,968	64,157
Prologis, Inc.	1,767	80,239
Prudential Financial, Inc.	1,502	116,615
Public Storage	496	121,426
Realty Income Corp.	851	50,379
Regions Financial Corp.	4,337	40,681
S&P Global, Inc.	900	96,165
Simon Property Group, Inc.	1,042	209,619
SL Green Realty Corp.	342	35,937
State Street Corp.	1,347	83,918
SunTrust Banks, Inc.	1,700	70,958
Synchrony Financial*	2,808	85,841
T. Rowe Price Group, Inc.	835	62,867
The Charles Schwab Corp.	4,047	114,975
The Macerich Co.	427	32,486
The NASDAQ OMX Group, Inc.	394	24,314
Torchmark Corp.	379	21,940
Travelers Companies, Inc.	993	109,131
U.S. BanCorp	5,500	234,795
UDR, Inc.	900	31,428
Unum Group	804	27,505
Ventas, Inc.	1,140	70,817
Vornado Realty Trust	597	57,151
Wells Fargo & Co.	15,560	777,689
Welltower, Inc.	1,200	83,304
Weyerhaeuser Co.	2,658	85,375
Willis Towers Watson PLC	465	58,079
XL Group PLC	982	32,141
Zions Bancorporation	707	19,457
		9,771,397
Health Care 14.6%
Abbott Laboratories	4,962	193,022
AbbVie, Inc.	5,426	330,986
Aetna, Inc.	1,177	132,142
Agilent Technologies, Inc.	1,103	45,135
Alexion Pharmaceuticals, Inc.*	758	105,574
Allergan PLC*	1,329	287,808
AmerisourceBergen Corp.	657	55,911
Amgen, Inc.	2,533	400,974
Anthem, Inc.	880	123,878
Baxalta, Inc.	1,973	82,767
Baxter International, Inc.	1,845	81,586
Becton Dickinson & Co.	713	114,978
Biogen, Inc.*	736	202,393
Boston Scientific Corp.*	4,541	99,539
Bristol-Myers Squibb Co.	5,622	405,796
C.R. Bard, Inc.	248	52,618
Cardinal Health, Inc.	1,109	87,012
Celgene Corp.*	2,632	272,175
Centene Corp.*	570	35,317
Cerner Corp.*	1,019	57,207
CIGNA Corp.	861	119,283

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2016

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, Continued
DaVita Healthcare Partners, Inc.*	558	41,236
DENTSPLY Sirona, Inc.	812	48,395
Edwards Lifesciences Corp.*	722	76,684
Eli Lilly & Co.	3,278	247,587
ENDO International PLC*	710	19,170
Express Scripts Holding, Inc.*	2,250	165,893
Gilead Sciences, Inc.	4,603	406,031
HCA Holdings, Inc.*	1,029	82,958
Henry Schein, Inc.*	275	46,393
Hologic, Inc.*	833	27,980
Humana, Inc.	499	88,358
Illumina, Inc.*	495	66,820
Intuitive Surgical, Inc.*	125	78,295
Johnson & Johnson	9,293	1,041,560
Laboratory Corp. of America Holdings*	347	43,486
Mallinckrodt PLC*	376	23,508
McKesson Corp.	769	129,054
Medtronic PLC	4,736	374,853
Merck & Co., Inc.	9,347	512,589
Mylan NV*	1,400	58,394
Patterson Cos., Inc.	281	12,181
PerkinElmer, Inc.	369	18,605
Perrigo Co. PLC	493	47,658
Pfizer, Inc.	20,371	666,336
Quest Diagnostics, Inc.	490	36,833
Regeneron Pharmaceuticals, Inc.*	262	98,698
St. Jude Medical, Inc.	964	73,457
Stryker Corp.	1,055	115,006
Thermo Fisher Scientific, Inc.	1,334	192,429
UnitedHealth Group, Inc.	3,202	421,638
Universal Health Services, Class B	304	40,639
Varian Medical Systems, Inc.*	321	26,059
Vertex Pharmaceuticals, Inc.*	829	69,918
Waters Corp.*	273	35,534
Zimmer Biomet Holdings, Inc.	602	69,694
Zoetis, Inc.	1,540	72,426
		8,862,456
Industrials 10.2%
3M Co.	2,037	340,953
Allegion PLC	328	21,468
American Airlines Group, Inc.	2,031	70,455
AMETEK, Inc.	800	38,472
C.H. Robinson Worldwide, Inc.	482	34,208
Caterpillar, Inc.	1,961	152,409
Cintas Corp.	302	27,114
CSX Corp.	3,244	88,464
Cummins, Inc.	546	63,898
D&B Corp.	123	13,580
Danaher Corp.	2,013	194,758
Deere & Co.	1,008	84,783
Delta Air Lines, Inc.	2,622	109,259
Dover Corp.	522	34,295
Eaton Corp. PLC	1,545	97,752
Emerson Electric Co.	2,166	118,328
Equifax, Inc.	404	48,581
Expeditors International of Washington, Inc.	613	30,411
Fastenal Co.	971	45,433
FedEx Corp.	863	142,490
Flowserve Corp.	438	21,379
Fluor Corp.	467	25,527
General Dynamics Corp.	1,000	140,520
General Electric Co.	31,426	966,349
Honeywell International, Inc.	2,591	296,074
Illinois Tool Works, Inc.	1,102	115,181
Ingersoll-Rand PLC	865	56,692
J.B. Hunt Transport Services, Inc.	300	24,864
Jacobs Engineering Group, Inc.*	421	18,768
Kansas City Southern Industries, Inc.	365	34,584
L-3 Communications Holdings, Inc.	262	34,461
Lockheed Martin Corp.	884	205,424
Masco Corp.	1,124	34,518
Nielsen Holdings PLC	1,218	63,506
Norfolk Southern Corp.	1,004	90,470
Northrop Grumman Corp.	609	125,612
PACCAR, Inc.	1,183	69,691
Parker Hannifin Corp.	455	52,789
Pentair PLC	622	36,126
Pitney Bowes, Inc.	676	14,176
Quanta Services, Inc.*	549	13,022
Raytheon Co.	1,007	127,234
Republic Services, Inc., Class A	801	37,703
Robert Half International, Inc.	441	16,895
Rockwell Automation, Inc.	442	50,154
Rockwell Collins, Inc.	448	39,509
Roper Technologies, Inc.	340	59,871
Ryder System, Inc.	180	12,406
Snap-on, Inc.	195	31,060
Southwest Airlines Co.	2,149	95,867
Stanley Black & Decker, Inc.	514	57,527
Stericycle, Inc.*	290	27,712
Textron, Inc.	913	35,315
The ADT Corp.	566	23,761
The Boeing Co.	2,097	282,676
Tyco International PLC	1,430	55,084

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2016

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, Continued
Union Pacific Corp.	2,850	248,605
United Continental Holdings, Inc.*	1,210	55,430
United Parcel Service, Inc., Class B	2,324	244,182
United Rentals, Inc.*	306	20,481
United Technologies Corp.	2,620	273,449
Verisk Analytics, Inc.*	520	40,342
W.W. Grainger, Inc.	191	44,793
Waste Management, Inc.	1,400	82,305
Xylem, Inc.	618	25,820
		6,185,025
Information Technology 19.7%
Accenture PLC	2,114	238,712
Activision Blizzard, Inc.	1,708	58,875
Adobe Systems, Inc.*	1,678	158,101
Akamai Technologies, Inc.*	600	30,594
Alliance Data Systems Corp.*	200	40,662
Alphabet, Inc., Class A*	985	697,262
Alphabet, Inc., Class C*	1,000	693,010
Amphenol Corp., Class A	1,037	57,896
Analog Devices, Inc.	1,044	58,798
Apple, Inc.	18,730	1,755,750
Applied Materials, Inc.	3,808	77,950
Autodesk, Inc.*	758	45,344
Automatic Data Processing, Inc.	1,540	136,198
Broadcom, Ltd.	1,248	181,896
CA, Inc.	1,000	29,660
Cisco Systems, Inc.	16,948	465,901
Citrix Systems, Inc.*	518	42,393
Cognizant Technology Solutions Corp.*	2,051	119,717
Corning, Inc.	3,748	69,975
CSRA, Inc.	476	12,357
eBay, Inc.*	3,652	89,218
Electronic Arts, Inc.*	1,041	64,386
EMC Corp.	6,557	171,203
F5 Networks, Inc.*	231	24,197
Facebook, Inc.*	7,729	908,775
Fidelity National Information Services, Inc.	929	61,128
First Solar, Inc.*	264	14,742
Fiserv, Inc.*	750	73,290
FLIR Systems, Inc.	463	13,987
Global Payments, Inc.	500	36,090
Harris Corp.	427	34,164
Hewlett-Packard Co.	5,781	96,311
HP, Inc.	5,815	71,350
Intel Corp.	15,911	481,784
International Business Machines Corp.	2,977	434,463
Intuit, Inc.	865	87,270
Juniper Networks, Inc.	1,204	28,174
KLA-Tencor Corp.	524	36,649
Lam Research Corp.	539	41,180
Linear Technology Corp.	806	35,851
MasterCard, Inc., Class A	3,302	320,261
Microchip Technology, Inc.	700	34,013
Micron Technology, Inc.*	3,494	37,561
Microsoft Corp.	26,700	1,331,529
Motorola Solutions, Inc.	534	40,151
NetApp, Inc.	973	23,002
NVIDIA Corp.	1,721	61,147
Oracle Corp.	10,612	422,994
Paychex, Inc.	1,081	56,342
PayPal Holdings, Inc.*	3,747	146,807
Qorvo, Inc.*	434	19,543
Qualcomm, Inc.	5,034	254,317
Red Hat, Inc.*	615	45,123
Salesforce.com, Inc.*	2,124	160,999
SanDisk Corp.	677	50,863
Seagate Technology PLC	1,000	21,770
Skyworks Solutions, Inc.	650	43,433
Symantec Corp.	2,196	36,552
TE Connectivity, Ltd.	1,245	74,052
Teradata Corp.*	453	11,461
Texas Instruments, Inc.	3,385	193,080
Total System Services, Inc.	580	29,661
VeriSign, Inc.*	324	27,994
Visa, Inc., Class A	6,463	499,203
Western Digital Corp.	795	32,488
Western Union Co.	1,690	33,800
Xerox Corp.	3,244	31,142
Xilinx, Inc.	860	37,049
Yahoo!, Inc.*	2,933	107,348
		11,958,948
Materials 3.0%
Air Products & Chemicals, Inc.	653	95,266
Airgas, Inc.	219	31,194
Alcoa, Inc.	4,464	49,863
Avery Dennison Corp.	301	21,856
Ball Corp.	473	33,763
CF Industries Holdings, Inc.	795	26,291
E.I. Du Pont de Nemours & Co.	2,935	193,446
Eastman Chemical Co.	506	38,648
Ecolab, Inc.	897	103,137
FMC Corp.	458	19,813

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	April 30, 2016

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Materials, Continued
Freeport-McMoRan, Inc.	4,216	59,024
International Flavors & Fragrances, Inc.	269	32,137
International Paper Co.	1,400	60,577
LyondellBasell Industries NV, Class A	1,164	96,228
Martin Marietta Materials, Inc.	216	36,554
Monsanto Co.	1,483	138,927
Newmont Mining Corp.	1,803	63,050
Nucor Corp.	1,070	53,265
Owens-Illinois, Inc.*	549	10,135
PPG Industries, Inc.	900	99,351
Praxair, Inc.	959	112,644
Sealed Air Corp.	660	31,258
Sherwin-Williams Co.	264	75,850
The Dow Chemical Co.	3,762	197,920
The Mosaic Co.	1,187	33,224
Vulcan Materials Co.	454	48,864
WestRock Co.	855	35,781
		1,798,066
Telecommunication Services 2.7%
AT&T, Inc.	20,718	804,273
CenturyLink, Inc.	1,831	56,669
Frontier Communications Corp.	3,990	22,184
Level 3 Communications, Inc.*	973	50,849
Verizon Communications, Inc.	13,721	698,948
		1,632,923
Utilities 3.4%
AES Corp.	2,222	24,797
AGL Resources, Inc.	411	27,068
Ameren Corp.	828	39,744
American Electric Power Co., Inc.	1,653	104,966
American Water Works Co., Inc.	600	43,656
CenterPoint Energy, Inc.	1,467	31,467
CMS Energy Corp.	945	38,443
Consolidated Edison, Inc.	988	73,705
Dominion Resources, Inc.	2,008	143,511
DTE Energy Co.	604	53,853
Duke Energy Corp.	2,318	182,612
Edison International	1,100	77,781
Entergy Corp.	601	45,183
Eversource Energy	1,068	60,278
Exelon Corp.	3,098	108,709
FirstEnergy Corp.	1,440	46,930
NextEra Energy, Inc.	1,551	182,367
NiSource, Inc.	1,101	25,004
NRG Energy, Inc.	1,079	16,293
PG&E Corp.	1,659	96,554
Pinnacle West Capital Corp.	376	27,316
PPL Corp.	2,269	85,405
Public Service Enterprise Group, Inc.	1,705	78,652
SCANA Corp.	488	33,521
Sempra Energy	794	82,059
Southern Co.	3,074	154,007
TECO Energy, Inc.	813	22,577
WEC Energy Group, Inc.	1,063	61,877
Xcel Energy, Inc.	1,709	68,411
		2,036,746
TOTAL COMMON STOCKS (Cost $58,298,179)		60,788,494

TOTAL INVESTMENTS (Cost $58,298,179) — 100.5%		60,788,494
Other Net Assets (Liabilities):
Written Call Options (0.9)%		(571,662)
Other Net Assets 0.4%		241,981
Total Other Net Assets (Liabilities) (0.5)%		(329,681)
NET ASSETS 100.0%		$60,458,813

*	Non-income producing security
^

All or a portion of the investments above are held as collateral for the written call options. As of April 30, 2016, the total fair value of securities held as collateral for the written call options is $42,642,463.

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of April 30, 2016:

	Value	% of Net Assets
Information Technology	$11,958,948	19.7%
Financials	9,771,397	16.1%
Health Care	8,862,456	14.6%
Consumer Discretionary	7,898,495	13.1%
Consumer Staples	6,199,857	10.3%
Industrials	6,185,025	10.2%
Energy	4,444,581	7.4%
Utilities	2,036,746	3.4%
Materials	1,798,066	3.0%
Telecommunication Services	1,632,923	2.7%
Written Call Options	(571,662)	(0.9)%
Other Net Assets	241,981	0.4%
Total	$60,458,813	100.0%

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	April 30, 2016

Number of Contracts		Value ($)
Written Call Options (0.9)%
(12)	3M Co., Strike @ 170.00 Exp 5/20/16	(1,170)
(49)	Abbott Laboratories, Strike @ 45.00 Exp 5/20/16	(196)
(44)	AbbVie, Inc., Strike @ 62.50 Exp 5/20/16	(4,509)
(11)	Accenture PLC, Strike @ 115.00 Exp 5/20/16	(1,183)
(17)	Activision Blizzard, Inc., Strike @ 37.00 Exp 5/20/16	(1,020)
(14)	Adobe Systems, Inc., Strike @ 97.50 Exp 5/20/16	(1,127)
(2)	Advance Auto Parts, Inc., Strike @ 170.00 Exp 5/20/16	(200)
(11)	Aetna, Inc., Strike @ 115.00 Exp 5/20/16	(1,551)
(1)	Affiliated Managers Group, Strike @ 180.00 Exp 5/20/16	(198)
(9)	AFLAC, Inc., Strike @ 67.50 Exp 5/20/16	(1,746)
(11)	Agilent Technologies, Inc., Strike @ 42.50 Exp 5/20/16	(512)
(6)	Air Products & Chemicals, Inc., Strike @ 150.00 Exp 5/20/16	(705)
(5)	Akamai Technologies, Inc., Strike @ 55.00 Exp 5/20/16	(143)
(22)	Alcoa, Inc., Strike @ 10.00 Exp 5/20/16	(2,750)
(7)	Alexion Pharmaceuticals, Inc., Strike @ 165.00 Exp 5/20/16	(70)
(2)	Allegion PLC, Strike @ 65.00 Exp 5/20/16	(340)
(13)	Allergan PLC, Strike @ 235.00 Exp 5/20/16	(1,820)
(2)	Alliance Data Systems Corp., Strike @ 230.00 Exp 5/20/16	(15)
(7)	Allstate Corp., Strike @ 67.50 Exp 5/20/16	(329)
(47)	Altria Group, Inc., Strike @ 62.50 Exp 5/20/16	(5,193)
(13)	Amazon.com, Inc., Strike @ 680.00 Exp 5/20/16	(10,659)
(7)	Ameren Corp., Strike @ 50.00 Exp 5/20/16	(210)
(27)	American Express Co., Strike @ 65.00 Exp 5/20/16	(3,901)
(38)	American International Group, Inc., Strike @ 57.50 Exp 5/20/16	(2,356)
(14)	American Tower Corp., Strike @ 110.00 Exp 5/20/16	(280)
(5)	Ameriprise Financial, Inc., Strike @ 100.00 Exp 5/20/16	(313)
(6)	AmerisourceBergen Corp., Strike @ 90.00 Exp 5/20/16	(330)
(19)	Amgen, Inc., Strike @ 165.00 Exp 5/20/16	(1,587)
(7)	Amphenol Corp., Class A, Strike @ 60.00 Exp 5/20/16	(35)
(12)	Anadarko Petroleum Corp., Strike @ 52.50 Exp 5/20/16	(3,131)
(10)	Analog Devices, Inc., Strike @ 62.50 Exp 5/20/16	(175)
(8)	Anthem, Inc., Strike @ 150.00 Exp 5/20/16	(260)
(5)	AON PLC, Strike @ 105.00 Exp 5/20/16	(850)
(12)	Apache Corp., Strike @ 57.50 Exp 5/20/16	(1,290)
(3)	Apartment Investment & Management Co., Class A, Strike @ 40.00 Exp 5/20/16	(293)
(24)	Applied Materials, Inc., Strike @ 22.00 Exp 5/20/16	(312)
(14)	Archer-Daniels-Midland Co., Strike @ 38.00 Exp 5/20/16	(3,317)
(2)	Assurant, Inc., Strike @ 85.00 Exp 5/20/16	(295)
(130)	AT&T, Inc., Strike @ 39.00 Exp 5/20/16	(5,459)
(7)	Autodesk, Inc., Strike @ 62.50 Exp 5/20/16	(893)
(13)	Automatic Data Processing, Inc., Strike @ 92.50 Exp 5/20/16	(228)
(2)	AutoNation, Inc., Strike @ 50.00 Exp 5/20/16	(360)
(1)	AutoZone, Inc., Strike @ 810.00 Exp 5/20/16	(83)
(3)	AvalonBay Communities, Inc., Strike @ 185.00 Exp 5/20/16	(173)
(3)	Avery Dennison Corp., Strike @ 75.00 Exp 5/20/16	(143)
(14)	Baker Hughes, Inc., Strike @ 49.00 Exp 5/20/16	(3,282)
(4)	Ball Corp., Strike @ 75.00 Exp 5/20/16	(130)
(28)	Bank of New York Mellon Corp., Strike @ 39.00 Exp 5/20/16	(4,409)
(15)	Baxalta, Inc., Strike @ 42.50 Exp 5/20/16	(1,650)
(18)	Baxter International, Inc., Strike @ 45.00 Exp 5/20/16	(756)
(20)	BB&T Corp., Strike @ 35.00 Exp 5/20/16	(1,660)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2016

Number of Contracts		Value ($)
Written Call Options, Continued
(4)	Becton Dickinson & Co., Strike @ 160.00 Exp 5/20/16	(1,580)
(5)	Bed Bath & Beyond, Inc., Strike @ 50.00 Exp 5/20/16	(128)
(39)	Berkshire Hathaway, Inc., Class B, Strike @ 145.00 Exp 5/20/16	(9,769)
(7)	Best Buy Co., Inc., Strike @ 33.55 Exp 5/20/16	(214)
(7)	Biogen, Inc., Strike @ 295.00 Exp 5/20/16	(1,645)
(3)	BlackRock, Inc., Class A, Strike @ 360.00 Exp 5/20/16	(1,785)
(7)	BorgWarner, Inc., Strike @ 40.00 Exp 5/20/16	(88)
(3)	Boston Properties, Inc., Strike @ 130.00 Exp 5/20/16	(548)
(32)	Boston Scientific Corp., Strike @ 20.00 Exp 5/20/16	(6,351)
(42)	Bristol-Myers Squibb Co., Strike @ 70.00 Exp 5/20/16	(12,305)
(10)	Broadcom, Ltd., Strike @ 165.00 Exp 5/20/16	(150)
(3)	C.H. Robinson Worldwide, Inc., Strike @ 75.00 Exp 5/20/16	(38)
(2)	C.R. Bard, Inc., Strike @ 210.00 Exp 5/20/16	(950)
(7)	CA, Inc., Strike @ 31.00 Exp 5/20/16	(210)
(15)	Cabot Oil & Gas Corp., Strike @ 25.00 Exp 5/20/16	(675)
(6)	Campbell Soup Co., Strike @ 65.00 Exp 5/20/16	(210)
(17)	Capital One Financial Corp., Strike @ 75.00 Exp 5/20/16	(765)
(4)	CarMax, Inc., Strike @ 55.00 Exp 5/20/16	(320)
(11)	Carnival Corp., Class A, Strike @ 52.50 Exp 5/20/16	(110)
(19)	Caterpillar, Inc., Strike @ 82.50 Exp 5/20/16	(732)
(9)	CBRE Group, Inc., Class A, Strike @ 32.00 Exp 5/20/16	(90)
(9)	CBS Corp., Class B, Strike @ 55.00 Exp 5/20/16	(1,886)
(16)	Celgene Corp., Strike @ 110.00 Exp 5/20/16	(1,560)
(5)	Centene Corp., Strike @ 62.50 Exp 5/20/16	(850)
(14)	CenterPoint Energy, Inc., Strike @ 22.00 Exp 5/20/16	(350)
(18)	CenturyLink, Inc., Strike @ 34.00 Exp 5/20/16	(360)
(10)	Cerner Corp., Strike @ 60.00 Exp 5/20/16	(600)
(7)	CF Industries Holdings, Inc., Strike @ 35.00 Exp 5/20/16	(525)
(48)	Chevron Corp., Strike @ 100.00 Exp 5/20/16	(16,439)
(1)	Chipotle Mexican Grill, Inc., Strike @ 500.00 Exp 5/20/16	(80)
(15)	Chubb LTD, Strike @ 125.00 Exp 5/20/16	(225)
(3)	Church & Dwight Co., Inc., Strike @ 95.00 Exp 5/20/16	(195)
(6)	CIGNA Corp., Strike @ 140.00 Exp 5/20/16	(1,473)
(3)	Cimarex Energy Co., Strike @ 115.00 Exp 5/20/16	(563)
(3)	Cintas Corp., Strike @ 92.50 Exp 5/20/16	(83)
(139)	Cisco Systems, Inc., Strike @ 29.00 Exp 5/20/16	(3,057)
(99)	Citigroup, Inc., Strike @ 47.50 Exp 5/20/16	(6,187)
(5)	Citrix Systems, Inc., Strike @ 87.50 Exp 5/20/16	(138)
(4)	Clorox Co., Strike @ 130.00 Exp 5/20/16	(270)
(11)	CME Group, Inc., Strike @ 95.00 Exp 5/20/16	(550)
(9)	Coach, Inc., Strike @ 42.00 Exp 5/20/16	(315)
(6)	Coca-Cola Enterprises, Inc., Strike @ 55.00 Exp 5/20/16	(105)
(20)	Cognizant Technology Solutions Corp., Strike @ 65.00 Exp 5/20/16	(400)
(24)	Colgate-Palmolive Co., Strike @ 72.50 Exp 5/20/16	(852)
(44)	Comcast Corp., Class A, Strike @ 62.50 Exp 5/20/16	(1,936)
(5)	Comerica, Inc., Strike @ 43.00 Exp 5/20/16	(1,190)
(12)	ConAgra Foods, Inc., Strike @ 47.00 Exp 5/20/16	(180)
(4)	Concho Resources, Inc., Strike @ 115.00 Exp 5/20/16	(2,040)
(31)	ConocoPhillips, Inc., Strike @ 46.00 Exp 5/20/16	(8,121)
(8)	Consolidated Edison, Inc., Strike @ 77.50 Exp 5/20/16	(200)
(4)	Constellation Brands, Inc., Class A, Strike @ 160.00 Exp 5/20/16	(420)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2016

Number of Contracts		Value ($)
Written Call Options, Continued
(9)	Costco Wholesale Corp., Strike @ 155.00 Exp 5/20/16	(347)
(11)	Crown Castle International Corp., Strike @ 90.00 Exp 5/20/16	(248)
(27)	CSX Corp., Strike @ 27.00 Exp 5/20/16	(2,498)
(5)	Cummins, Inc., Strike @ 120.00 Exp 5/20/16	(1,675)
(36)	CVS Health Corp., Strike @ 105.00 Exp 5/20/16	(1,440)
(1)	D&B Corp., Strike @ 110.00 Exp 5/20/16	(360)
(11)	D.R. Horton, Inc., Strike @ 33.00 Exp 5/20/16	(66)
(20)	Danaher Corp., Strike @ 97.50 Exp 5/20/16	(2,350)
(3)	Darden Restaurants, Inc., Strike @ 67.50 Exp 5/20/16	(60)
(5)	DaVita Healthcare Partners, Inc., Strike @ 77.50 Exp 5/20/16	(200)
(7)	Deere & Co., Strike @ 80.00 Exp 5/20/16	(3,674)
(9)	Delphi Automotive PLC, Strike @ 80.00 Exp 5/20/16	(383)
(26)	Delta Air Lines, Inc., Strike @ 50.00 Exp 5/20/16	(65)
(5)	DENTSPLY Sirona, Inc., Strike @ 60.00 Exp 5/20/16	(625)
(17)	Devon Energy Corp., Strike @ 35.00 Exp 5/20/16	(3,102)
(1)	Diamond Offshore Drilling, Inc., Strike @ 22.50 Exp 5/20/16	(235)
(13)	Discover Financial Services, Inc., Class A, Strike @ 55.00 Exp 5/20/16	(2,210)
(5)	Discovery Communications, Inc., Class A, Strike @ 30.00 Exp 5/20/16	(113)
(8)	Discovery Communications, Inc., Class C, Strike @ 30.00 Exp 5/20/16	(160)
(7)	Dollar General Corp., Strike @ 85.00 Exp 5/20/16	(315)
(8)	Dollar Tree, Inc., Strike @ 85.00 Exp 5/20/16	(260)
(17)	Dominion Resources, Inc., Strike @ 75.00 Exp 5/20/16	(213)
(5)	Dover Corp., Strike @ 70.00 Exp 5/20/16	(138)
(5)	Dr. Pepper Snapple Group, Inc., Strike @ 90.00 Exp 5/20/16	(988)
(4)	DTE Energy Co., Strike @ 90.00 Exp 5/20/16	(420)
(12)	Duke Energy Corp., Strike @ 80.00 Exp 5/20/16	(720)
(9)	E*Trade Financial Corp., Strike @ 26.00 Exp 5/20/16	(356)
(29)	E.I. Du Pont de Nemours & Co., Strike @ 67.50 Exp 5/20/16	(1,784)
(4)	Eastman Chemical Co., Strike @ 77.50 Exp 5/20/16	(480)
(12)	Eaton Corp. PLC, Strike @ 65.00 Exp 5/20/16	(540)
(8)	Ecolab, Inc., Strike @ 120.00 Exp 5/20/16	(800)
(8)	Edison International, Strike @ 72.50 Exp 5/20/16	(460)
(7)	Edwards Lifesciences Corp., Strike @ 115.00 Exp 5/20/16	(228)
(10)	Electronic Arts, Inc., Strike @ 70.00 Exp 5/20/16	(290)
(24)	Eli Lilly & Co., Strike @ 77.50 Exp 5/20/16	(1,644)
(41)	EMC Corp., Strike @ 26.00 Exp 5/20/16	(2,686)
(21)	Emerson Electric Co., Strike @ 57.50 Exp 5/20/16	(630)
(6)	ENDO International PLC, Strike @ 30.00 Exp 5/20/16	(1,199)
(4)	Entergy Corp., Strike @ 77.50 Exp 5/20/16	(110)
(18)	EOG Resources, Inc., Strike @ 82.50 Exp 5/20/16	(5,372)
(2)	Equinix, Inc., Strike @ 330.00 Exp 5/20/16	(1,950)
(4)	Equities Corp., Strike @ 70.00 Exp 5/20/16	(1,020)
(10)	Equity Residential, Strike @ 72.50 Exp 5/20/16	(150)
(1)	Essex Property Trust, Inc., Strike @ 220.00 Exp 5/20/16	(530)
(6)	Estee Lauder Cos., Class A, Strike @ 97.50 Exp 5/20/16	(1,125)
(30)	Exelon Corp., Strike @ 36.00 Exp 5/20/16	(900)
(4)	Expedia, Inc., Strike @ 120.00 Exp 5/20/16	(630)
(4)	Expeditors International of Washington, Inc., Strike @ 50.00 Exp 5/20/16	(400)
(22)	Express Scripts Holding, Inc., Strike @ 75.00 Exp 5/20/16	(2,310)
(2)	Extra Space Storage, Inc., Strike @ 90.00 Exp 5/20/16	(90)
(140)	Exxon Mobil Corp., Strike @ 87.50 Exp 5/20/16	(24,639)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2016

Number of Contracts		Value ($)
Written Call Options, Continued
(2)	F5 Networks, Inc., Strike @ 100.00 Exp 5/20/16	(1,160)
(77)	Facebook, Inc., Strike @ 120.00 Exp 5/20/16	(12,743)
(8)	Fastenal Co., Strike @ 47.00 Exp 5/20/16	(760)
(2)	Federal Realty Investment Trust, Strike @ 160.00 Exp 5/20/16	(140)
(6)	FedEx Corp., Strike @ 170.00 Exp 5/20/16	(663)
(6)	Fidelity National Information Services, Inc., Strike @ 65.00 Exp 5/20/16	(1,425)
(16)	Fifth Third BanCorp, Strike @ 18.00 Exp 5/20/16	(1,016)
(2)	First Solar, Inc., Strike @ 65.00 Exp 5/20/16	(19)
(9)	FirstEnergy Corp., Strike @ 36.00 Exp 5/20/16	(68)
(4)	Fiserv, Inc., Strike @ 100.00 Exp 5/20/16	(570)
(4)	FLIR Systems, Inc., Strike @ 34.00 Exp 5/20/16	(50)
(2)	Flowserve Corp., Strike @ 45.00 Exp 5/20/16	(780)
(4)	Fluor Corp., Strike @ 55.00 Exp 5/20/16	(610)
(2)	FMC Corp., Strike @ 40.00 Exp 5/20/16	(770)
(7)	FMC Technologies, Inc., Strike @ 30.00 Exp 5/20/16	(910)
(3)	Foot Locker, Inc., Strike @ 62.50 Exp 5/20/16	(458)
(7)	Franklin Resources, Inc., Strike @ 40.00 Exp 5/20/16	(140)
(30)	Freeport-McMoRan, Inc., Strike @ 12.00 Exp 5/20/16	(6,959)
(5)	Gap, Inc., Strike @ 25.00 Exp 5/20/16	(130)
(2)	Garmin, Ltd., Strike @ 42.50 Exp 5/20/16	(210)
(7)	General Dynamics Corp., Strike @ 135.00 Exp 5/20/16	(4,339)
(314)	General Electric Co., Strike @ 32.00 Exp 5/20/16	(2,198)
(15)	General Growth Properties, Inc., Strike @ 30.00 Exp 5/20/16	(315)
(20)	General Mills, Inc., Strike @ 65.00 Exp 5/20/16	(260)
(47)	General Motors Co., Strike @ 32.00 Exp 5/20/16	(2,937)
(3)	Genuine Parts Co., Strike @ 100.00 Exp 5/20/16	(128)
(28)	Gilead Sciences, Inc., Strike @ 100.00 Exp 5/20/16	(294)
(13)	Goldman Sachs Group, Inc., Strike @ 170.00 Exp 5/20/16	(1,690)
(23)	Halliburton Co., Strike @ 40.00 Exp 5/20/16	(5,059)
(10)	Hanesbrands, Inc., Strike @ 29.00 Exp 5/20/16	(750)
(5)	Harley-Davidson, Inc., Strike @ 50.00 Exp 5/20/16	(290)
(2)	Harman International Industries, Inc., Strike @ 90.00 Exp 5/20/16	(15)
(3)	Harris Corp., Strike @ 80.00 Exp 5/20/16	(698)
(13)	Hartford Financial Services Group, Inc., Strike @ 48.00 Exp 5/20/16	(65)
(3)	Hasbro, Inc., Strike @ 85.00 Exp 5/20/16	(450)
(10)	HCA Holdings, Inc., Strike @ 85.00 Exp 5/20/16	(625)
(3)	Helmerich & Payne, Inc., Strike @ 60.00 Exp 5/20/16	(1,980)
(2)	Henry Schein, Inc., Strike @ 175.00 Exp 5/20/16	(250)
(8)	Hess Corp., Strike @ 62.50 Exp 5/20/16	(824)
(46)	Hewlett-Packard Co., Strike @ 18.00 Exp 5/20/16	(575)
(14)	Honeywell International, Inc., Strike @ 115.00 Exp 5/20/16	(2,107)
(5)	Hormel Foods Corp., Strike @ 40.00 Exp 5/20/16	(225)
(42)	HP, Inc., Strike @ 13.00 Exp 5/20/16	(483)
(4)	Humana, Inc., Strike @ 175.00 Exp 5/20/16	(2,440)
(11)	Illinois Tool Works, Inc., Strike @ 110.00 Exp 5/20/16	(110)
(4)	Illumina, Inc., Strike @ 190.00 Exp 5/20/16	(40)
(6)	Ingersoll-Rand PLC, Strike @ 65.00 Exp 5/20/16	(975)
(159)	Intel Corp., Strike @ 33.00 Exp 5/20/16	(398)
(4)	Intercontinental Exchange, Inc., Strike @ 250.00 Exp 5/20/16	(760)
(20)	International Business Machines Corp., Strike @ 155.00 Exp 5/20/16	(380)
(2)	International Flavors & Fragrances, Inc., Strike @ 125.00 Exp 5/20/16	(245)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2016

Number of Contracts		Value ($)
Written Call Options, Continued
(12)	International Paper Co., Strike @ 43.00 Exp 5/20/16	(1,308)
(6)	Intuit, Inc., Strike @ 105.00 Exp 5/20/16	(300)
(1)	Intuitive Surgical, Inc., Strike @ 665.00 Exp 5/20/16	(120)
(14)	Invesco, Ltd., Strike @ 33.00 Exp 5/20/16	(140)
(6)	Iron Mountain, Inc., Strike @ 35.00 Exp 5/20/16	(1,050)
(3)	J.B. Hunt Transport Services, Inc., Strike @ 90.00 Exp 5/20/16	(30)
(2)	Jacobs Engineering Group, Inc., Strike @ 42.50 Exp 5/20/16	(565)
(92)	Johnson & Johnson, Strike @ 115.00 Exp 5/20/16	(2,392)
(21)	Johnson Controls, Inc., Strike @ 41.00 Exp 5/20/16	(2,048)
(123)	JPMorgan Chase & Co., Strike @ 65.00 Exp 5/20/16	(5,657)
(10)	Juniper Networks, Inc., Strike @ 25.00 Exp 5/20/16	(125)
(3)	Kansas City Southern Industries, Inc., Strike @ 95.00 Exp 5/20/16	(698)
(5)	Kellogg Co., Strike @ 77.50 Exp 5/20/16	(588)
(19)	KeyCorp, Strike @ 12.00 Exp 5/20/16	(950)
(42)	Kinder Morgan, Inc., Strike @ 19.00 Exp 5/20/16	(735)
(5)	Kohl's Corp., Strike @ 45.00 Exp 5/20/16	(713)
(20)	Kroger Co., Strike @ 37.50 Exp 5/20/16	(300)
(8)	L Brands, Inc., Strike @ 85.50 Exp 5/20/16	(140)
(2)	L-3 Communications Holdings, Inc., Strike @ 125.00 Exp 5/20/16	(1,400)
(3)	Laboratory Corp. of America Holdings, Strike @ 125.00 Exp 5/20/16	(788)
(4)	Lam Research Corp., Strike @ 85.00 Exp 5/20/16	(20)
(3)	Legg Mason, Inc., Strike @ 36.00 Exp 5/20/16	(53)
(4)	Leggett & Platt, Inc., Strike @ 50.00 Exp 5/20/16	(240)
(6)	Lennar Corp., Class A, Strike @ 50.00 Exp 5/20/16	(39)
(11)	Leucadia National Corp., Strike @ 18.00 Exp 5/20/16	(165)
(6)	Level 3 Communications, Inc., Strike @ 55.00 Exp 5/20/16	(285)
(6)	Lincoln National Corp., Strike @ 42.50 Exp 5/20/16	(1,194)
(8)	Linear Technology Corp., Strike @ 47.00 Exp 5/20/16	(80)
(7)	Lockheed Martin Corp., Strike @ 230.00 Exp 5/20/16	(3,219)
(6)	Loews Corp., Strike @ 40.00 Exp 5/20/16	(375)
(30)	Lowe's Cos., Inc., Strike @ 80.00 Exp 5/20/16	(1,170)
(9)	LyondellBasell Industries NV, Class A, Strike @ 92.50 Exp 5/20/16	(158)
(5)	M&T Bank Corp., Strike @ 120.00 Exp 5/20/16	(825)
(8)	Macy's, Inc., Strike @ 42.50 Exp 5/20/16	(404)
(3)	Mallinckrodt PLC, Strike @ 65.00 Exp 5/20/16	(818)
(18)	Marathon Oil Corp., Strike @ 14.00 Exp 5/20/16	(1,602)
(17)	Marathon Petroleum Corp., Strike @ 42.50 Exp 5/20/16	(595)
(5)	Marriott International, Inc., Class A, Strike @ 70.00 Exp 5/20/16	(800)
(2)	Martin Marietta Materials, Inc., Strike @ 175.00 Exp 5/20/16	(710)
(27)	MasterCard, Inc., Class A, Strike @ 100.00 Exp 5/20/16	(1,472)
(2)	McCormick & Co., Inc., Strike @ 95.00 Exp 5/20/16	(190)
(19)	McDonald's Corp., Strike @ 130.00 Exp 5/20/16	(960)
(6)	McKesson Corp., Strike @ 175.00 Exp 5/20/16	(1,050)
(6)	Mead Johnson Nutrition Co., Strike @ 90.00 Exp 5/20/16	(675)
(47)	Medtronic PLC, Strike @ 80.00 Exp 5/20/16	(3,783)
(72)	Merck & Co., Inc., Strike @ 57.50 Exp 5/20/16	(1,728)
(19)	MetLife, Inc., Strike @ 45.00 Exp 5/20/16	(2,347)
(3)	Michael Kors Holdings, Ltd., Strike @ 52.50 Exp 5/20/16	(345)
(5)	Microchip Technology, Inc., Strike @ 50.00 Exp 5/20/16	(375)
(21)	Micron Technology, Inc., Strike @ 11.00 Exp 5/20/16	(893)
(1)	Mohawk Industries, Inc., Strike @ 200.00 Exp 5/20/16	(213)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2016

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	Molson Coors Brewing Co., Class B, Strike @ 100.00 Exp 5/20/16	(350)
(34)	Mondelez International, Inc., Strike @ 44.00 Exp 5/20/16	(1,445)
(14)	Monsanto Co., Strike @ 92.50 Exp 5/20/16	(3,947)
(5)	Monster Beverage Corp., Strike @ 140.00 Exp 5/20/16	(3,124)
(4)	Moody's Corp., Strike @ 100.00 Exp 5/20/16	(206)
(40)	Morgan Stanley, Strike @ 27.00 Exp 5/20/16	(3,119)
(4)	Motorola Solutions, Inc., Strike @ 77.50 Exp 5/20/16	(512)
(4)	Murphy Oil Corp., Strike @ 30.00 Exp 5/20/16	(2,360)
(11)	Mylan NV, Strike @ 50.00 Exp 5/20/16	(132)
(12)	National-Oilwell Varco, Inc., Strike @ 30.00 Exp 5/20/16	(7,559)
(9)	NetApp, Inc., Strike @ 27.00 Exp 5/20/16	(27)
(11)	Netflix.com, Inc., Strike @ 120.00 Exp 5/20/16	(61)
(15)	Newell Rubbermaid, Inc., Strike @ 47.00 Exp 5/20/16	(638)
(6)	Newfield Exploration Co., Strike @ 38.00 Exp 5/20/16	(600)
(18)	Newmont Mining Corp., Strike @ 32.00 Exp 5/20/16	(6,299)
(8)	News Corp., Class A, Strike @ 13.00 Exp 5/20/16	(140)
(13)	NextEra Energy, Inc., Strike @ 120.00 Exp 5/20/16	(975)
(12)	Nielsen Holdings PLC, Strike @ 55.00 Exp 5/20/16	(240)
(27)	Nike, Inc., Class B, Strike @ 60.00 Exp 5/20/16	(1,917)
(8)	NiSource, Inc., Strike @ 24.00 Exp 5/20/16	(120)
(14)	Noble Energy, Inc., Strike @ 35.00 Exp 5/20/16	(3,044)
(4)	Nordstrom, Inc., Strike @ 55.00 Exp 5/20/16	(350)
(10)	Norfolk Southern Corp., Strike @ 87.50 Exp 5/20/16	(3,499)
(6)	Northern Trust Corp., Strike @ 70.00 Exp 5/20/16	(1,350)
(3)	Northrop Grumman Corp., Strike @ 200.00 Exp 5/20/16	(2,085)
(6)	NRG Energy, Inc., Strike @ 14.00 Exp 5/20/16	(900)
(6)	Nucor Corp., Strike @ 50.00 Exp 5/20/16	(672)
(17)	NVIDIA Corp., Strike @ 40.00 Exp 5/20/16	(459)
(26)	Occidental Petroleum Corp., Strike @ 77.50 Exp 5/20/16	(4,068)
(5)	Omnicom Group, Inc., Strike @ 85.00 Exp 5/20/16	(300)
(5)	ONEOK, Inc., Strike @ 32.50 Exp 5/20/16	(1,975)
(73)	Oracle Corp., Strike @ 42.00 Exp 5/20/16	(584)
(3)	O'Reilly Automotive, Inc., Strike @ 280.00 Exp 5/20/16	(135)
(5)	Owens-Illinois, Inc., Strike @ 19.00 Exp 5/20/16	(263)
(11)	PACCAR, Inc., Strike @ 58.60 Exp 5/20/16	(1,623)
(3)	Parker Hannifin Corp., Strike @ 115.00 Exp 5/20/16	(758)
(2)	Patterson Cos., Inc., Strike @ 46.00 Exp 5/20/16	(30)
(37)	PayPal Holdings, Inc., Strike @ 42.00 Exp 5/20/16	(1,110)
(32)	PepsiCo, Inc., Strike @ 105.00 Exp 5/20/16	(1,424)
(3)	PerkinElmer, Inc., Strike @ 55.00 Exp 5/20/16	(60)
(4)	Perrigo Co. PLC, Strike @ 135.00 Exp 5/20/16	(340)
(145)	Pfizer, Inc., Strike @ 33.00 Exp 5/20/16	(5,219)
(10)	PG&E Corp., Strike @ 60.00 Exp 5/20/16	(475)
(26)	Philip Morris International, Strike @ 100.00 Exp 5/20/16	(1,599)
(15)	Phillips 66, Strike @ 90.00 Exp 5/20/16	(188)
(5)	Pioneer Natural Resources Co., Strike @ 160.00 Exp 5/20/16	(4,774)
(6)	Pitney Bowes, Inc., Strike @ 23.00 Exp 5/20/16	(90)
(17)	PNC Financial Services Group, Strike @ 87.50 Exp 5/20/16	(3,051)
(1)	Polo Ralph Lauren Corp., Strike @ 100.00 Exp 5/20/16	(240)
(5)	PPG Industries, Inc., Strike @ 115.00 Exp 5/20/16	(238)
(16)	PPL Corp., Strike @ 38.00 Exp 5/20/16	(720)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2016

Number of Contracts		Value ($)
Written Call Options, Continued
(9)	Praxair, Inc., Strike @ 120.00 Exp 5/20/16	(765)
(9)	Principal Financial Group, Inc., Strike @ 44.00 Exp 5/20/16	(473)
(45)	Procter & Gamble Co., Strike @ 82.50 Exp 5/20/16	(1,013)
(13)	Progressive Corp., Strike @ 34.00 Exp 5/20/16	(130)
(17)	Prologis, Inc., Strike @ 46.00 Exp 5/20/16	(893)
(15)	Prudential Financial, Inc., Strike @ 80.00 Exp 5/20/16	(1,755)
(4)	Public Storage, Strike @ 280.00 Exp 5/20/16	(30)
(7)	Pulte Group, Inc., Strike @ 19.00 Exp 5/20/16	(172)
(2)	PVH Corp., Strike @ 100.00 Exp 5/20/16	(150)
(4)	Qorvo, Inc., Strike @ 55.00 Exp 5/20/16	(110)
(50)	Qualcomm, Inc., Strike @ 55.00 Exp 5/20/16	(225)
(5)	Quanta Services, Inc., Strike @ 24.00 Exp 5/20/16	(338)
(3)	Quest Diagnostics, Inc., Strike @ 75.00 Exp 5/20/16	(443)
(5)	Range Resources Corp., Strike @ 41.00 Exp 5/20/16	(1,975)
(10)	Raytheon Co., Strike @ 130.00 Exp 5/20/16	(765)
(6)	Red Hat, Inc., Strike @ 77.50 Exp 5/20/16	(180)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 445.00 Exp 5/20/16	(305)
(8)	Republic Services, Inc., Class A, Strike @ 48.00 Exp 5/20/16	(260)
(20)	Reynolds American, Inc., Strike @ 50.00 Exp 5/20/16	(1,500)
(3)	Rockwell Automation, Inc., Strike @ 120.00 Exp 5/20/16	(83)
(3)	Rockwell Collins, Inc., Strike @ 95.00 Exp 5/20/16	(45)
(3)	Roper Technologies, Inc., Strike @ 185.00 Exp 5/20/16	(120)
(13)	Ross Stores, Inc., Strike @ 60.00 Exp 5/20/16	(813)
(5)	Royal Caribbean Cruises, Ltd., Strike @ 87.50 Exp 5/20/16	(128)
(1)	Ryder System, Inc., Strike @ 70.00 Exp 5/20/16	(153)
(9)	S&P Global, Inc., Strike @ 105.00 Exp 5/20/16	(2,771)
(17)	Salesforce.com, Inc., Strike @ 80.00 Exp 5/20/16	(2,686)
(3)	SCANA Corp., Strike @ 70.00 Exp 5/20/16	(173)
(47)	Schlumberger, Ltd., Strike @ 80.00 Exp 5/20/16	(9,705)
(2)	Scripps Networks Interactive, Inc., Class A, Strike @ 65.00 Exp 5/20/16	(155)
(8)	Seagate Technology PLC, Strike @ 29.00 Exp 5/20/16	(20)
(5)	Sempra Energy, Strike @ 105.00 Exp 5/20/16	(525)
(2)	Sherwin-Williams Co., Strike @ 310.00 Exp 5/20/16	(90)
(2)	Signet Jewelers, Ltd., Strike @ 120.00 Exp 5/20/16	(70)
(7)	Simon Property Group, Inc., Strike @ 210.00 Exp 5/20/16	(280)
(3)	SL Green Realty Corp., Strike @ 105.00 Exp 5/20/16	(653)
(1)	Snap-on, Inc., Strike @ 165.00 Exp 5/20/16	(83)
(21)	Southwest Airlines Co., Strike @ 50.00 Exp 5/20/16	(263)
(9)	Southwestern Energy Co., Strike @ 12.00 Exp 5/20/16	(1,728)
(22)	Spectra Energy Corp., Strike @ 31.00 Exp 5/20/16	(1,815)
(7)	St. Jude Medical, Inc., Strike @ 60.00 Exp 5/20/16	(11,794)
(3)	Stanley Black & Decker, Inc., Strike @ 110.00 Exp 5/20/16	(945)
(15)	Staples, Inc., Strike @ 12.00 Exp 5/20/16	(413)
(13)	State Street Corp., Strike @ 62.50 Exp 5/20/16	(1,775)
(6)	Stryker Corp., Strike @ 110.00 Exp 5/20/16	(750)
(14)	SunTrust Banks, Inc., Strike @ 40.00 Exp 5/20/16	(2,995)
(21)	Symantec Corp., Strike @ 19.00 Exp 5/20/16	(74)
(28)	Synchrony Financial, Strike @ 31.00 Exp 5/20/16	(1,400)
(17)	Sysco Corp., Strike @ 48.00 Exp 5/20/16	(468)
(8)	T. Rowe Price Group, Inc., Strike @ 80.00 Exp 5/20/16	(120)
(17)	Target Corp., Strike @ 85.00 Exp 5/20/16	(323)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2016

Number of Contracts		Value ($)
Written Call Options, Continued
(9)	TE Connectivity, Ltd., Strike @ 65.00 Exp 5/20/16	(23)
(7)	TEGNA, Inc., Strike @ 25.00 Exp 5/20/16	(105)
(4)	Teradata Corp., Strike @ 27.50 Exp 5/20/16	(180)
(4)	Tesoro Corp., Strike @ 90.00 Exp 5/20/16	(188)
(21)	Texas Instruments, Inc., Strike @ 60.00 Exp 5/20/16	(462)
(8)	Textron, Inc., Strike @ 40.00 Exp 5/20/16	(276)
(16)	The Boeing Co., Strike @ 135.00 Exp 5/20/16	(3,639)
(31)	The Charles Schwab Corp., Strike @ 30.00 Exp 5/20/16	(775)
(37)	The Dow Chemical Co., Strike @ 55.00 Exp 5/20/16	(1,092)
(4)	The Hershey Co., Strike @ 95.00 Exp 5/20/16	(302)
(42)	The Home Depot, Inc., Strike @ 140.00 Exp 5/20/16	(2,855)
(8)	The Interpublic Group of Cos., Inc., Strike @ 24.00 Exp 5/20/16	(80)
(3)	The J.M. Smucker Co., Strike @ 130.00 Exp 5/20/16	(195)
(16)	The Kraft Heinz Co., Strike @ 80.00 Exp 5/20/16	(1,520)
(3)	The Macerich Co., Strike @ 80.00 Exp 5/20/16	(135)
(8)	The Mosaic Co., Strike @ 27.00 Exp 5/20/16	(1,476)
(2)	The NASDAQ OMX Group, Inc., Strike @ 65.00 Exp 5/20/16	(55)
(1)	The Priceline Group, Inc., Strike @ 1435.00 Exp 5/20/16	(1,765)
(22)	The TJX Companies, Inc., Strike @ 80.00 Exp 5/20/16	(935)
(29)	The Walt Disney Co., Strike @ 100.00 Exp 5/20/16	(12,977)
(13)	Thermo Fisher Scientific, Inc., Strike @ 150.00 Exp 5/20/16	(650)
(2)	Tiffany & Co., Strike @ 72.50 Exp 5/20/16	(193)
(6)	Time Warner Cable, Inc., Class A, Strike @ 210.00 Exp 5/20/16	(3,029)
(26)	Time Warner, Inc., Strike @ 80.00 Exp 5/20/16	(1,924)
(3)	Total System Services, Inc., Strike @ 50.00 Exp 5/20/16	(555)
(4)	Tractor Supply Co., Strike @ 95.00 Exp 5/20/16	(670)
(3)	TripAdvisor, Inc., Strike @ 70.00 Exp 5/20/16	(675)
(28)	Twenty-First Century Fox, Inc., Class A, Strike @ 31.00 Exp 5/20/16	(1,610)
(14)	Twenty-First Century Fox, Inc., Class B, Strike @ 31.00 Exp 5/20/16	(665)
(14)	Tyco International PLC, Strike @ 38.00 Exp 5/20/16	(1,400)
(7)	Tyson Foods, Inc., Class A, Strike @ 67.50 Exp 5/20/16	(1,050)
(55)	U.S. BanCorp, Strike @ 43.00 Exp 5/20/16	(3,244)
(5)	Under Armour, Inc., Class A, Strike @ 45.00 Exp 5/20/16	(450)
(23)	Union Pacific Corp., Strike @ 85.00 Exp 5/20/16	(8,107)
(12)	United Continental Holdings, Inc., Strike @ 60.00 Exp 5/20/16	(60)
(23)	United Parcel Service, Inc., Class B, Strike @ 110.00 Exp 5/20/16	(265)
(3)	United Rentals, Inc., Strike @ 67.50 Exp 5/20/16	(630)
(14)	United Technologies Corp., Strike @ 105.00 Exp 5/20/16	(1,729)
(23)	UnitedHealth Group, Inc., Strike @ 130.00 Exp 5/20/16	(8,107)
(3)	Universal Health Services, Class B, Strike @ 130.00 Exp 5/20/16	(1,695)
(8)	Unum Group, Strike @ 34.00 Exp 5/20/16	(760)
(2)	Urban Outfitters, Inc., Strike @ 33.00 Exp 5/20/16	(105)
(15)	Valero Energy Corp., Strike @ 65.00 Exp 5/20/16	(338)
(2)	Varian Medical Systems, Inc., Strike @ 85.00 Exp 5/20/16	(55)
(10)	Ventas, Inc., Strike @ 65.00 Exp 5/20/16	(225)
(2)	VeriSign, Inc., Strike @ 90.00 Exp 5/20/16	(111)
(4)	Verisk Analytics, Inc., Strike @ 80.00 Exp 5/20/16	(480)
(114)	Verizon Communications, Inc., Strike @ 52.50 Exp 5/20/16	(2,052)
(8)	Vertex Pharmaceuticals, Inc., Strike @ 97.50 Exp 5/20/16	(280)
(11)	VF Corp., Strike @ 67.50 Exp 5/20/16	(138)
(8)	Viacom, Inc., Class B, Strike @ 40.00 Exp 5/20/16	(1,600)

See accompanying Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	April 30, 2016

Number of Contracts		Value ($)
Written Call Options, Continued
(49)	Visa, Inc., Class A, Strike @ 82.50 Exp 5/20/16	(564)
(5)	Vornado Realty Trust, Strike @ 100.00 Exp 5/20/16	(138)
(3)	Vulcan Materials Co., Strike @ 110.00 Exp 5/20/16	(683)
(1)	W.W. Grainger, Inc., Strike @ 240.00 Exp 5/20/16	(198)
(29)	Walgreens Boots Alliance, Inc., Strike @ 85.00 Exp 5/20/16	(203)
(34)	Wal-Mart Stores, Inc., Strike @ 70.00 Exp 5/20/16	(850)
(9)	Waste Management, Inc., Strike @ 57.50 Exp 5/20/16	(1,485)
(2)	Waters Corp., Strike @ 140.00 Exp 5/20/16	(40)
(8)	WEC Energy Group, Inc., Strike @ 60.00 Exp 5/20/16	(160)
(155)	Wells Fargo & Co., Strike @ 50.00 Exp 5/20/16	(11,314)
(6)	Welltower, Inc., Strike @ 70.00 Exp 5/20/16	(540)
(7)	Western Digital Corp., Strike @ 45.00 Exp 5/20/16	(420)
(16)	Western Union Co., Strike @ 21.00 Exp 5/20/16	(400)
(26)	Weyerhaeuser Co., Strike @ 33.00 Exp 5/20/16	(845)
(2)	Whirlpool Corp., Strike @ 195.00 Exp 5/20/16	(14)
(11)	Whole Foods Market, Inc., Strike @ 33.00 Exp 5/20/16	(259)
(23)	Williams Cos., Inc., Strike @ 20.00 Exp 5/20/16	(1,840)
(3)	Willis Towers Watson PLC, Strike @ 120.00 Exp 5/20/16	(1,905)
(2)	Wynn Resorts, Ltd., Strike @ 105.00 Exp 5/20/16	(87)
(9)	XL Group PLC, Strike @ 38.00 Exp 5/20/16	(77)
(6)	Xylem, Inc., Strike @ 45.00 Exp 5/20/16	(150)
(29)	Yahoo!, Inc., Strike @ 40.00 Exp 5/20/16	(740)
(13)	Yum! Brands, Inc., Strike @ 87.50 Exp 5/20/16	(176)
(6)	Zimmer Biomet Holdings, Inc., Strike @ 120.00 Exp 5/20/16	(330)
(7)	Zions Bancorporation, Strike @ 27.00 Exp 5/20/16	(728)
(13)	Zoetis, Inc., Strike @ 50.00 Exp 5/20/16	(423)
Total Written Call Options (Premiums Received $532,470)		$(571,662)

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENT OF ASSETS AND LIABILITIES	April 30, 2016

Horizons S&P 500® Covered Call ETF
Assets:
Investments, at value (Cost $58,298,179)	$60,788,494
Cash	234,750
Dividends receivable	63,684
Total Assets	61,086,928
Liabilities:
Payable for investments purchased	890
Written options (Premiums received $532,470)	571,662
Distributions payable	23,228
Advisory fees payable	32,335
Total Liabilities	628,115

Net Assets	$60,458,813

Net Assets consist of:
Capital	$62,233,197
Accumulated net investment income (loss)	—
Accumulated net realized gains (loss) on investments	(4,225,507)
Net unrealized appreciation (depreciation) on investments	2,451,123
Net Assets	$60,458,813

Net Assets:	$60,458,813
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,402,500
Net Asset Value, Offering and Redemption Price per Share	$43.11

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENT OF OPERATIONS	For the Year Ended April 30, 2016

Horizons S&P 500® Covered Call ETF
Investment Income:
Dividend income (net of foreign withholding tax of $66)	$1,566,355
Total Investment Income	1,566,355

Expenses:
Advisory fees	451,855
Interest fees	46
Total Expenses	451,901

Net Investment Income (Loss)	1,114,454

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,898,151
Net realized gains (losses) on written options	(487,381)
Change in unrealized appreciation (depreciation) on investments and written options	(3,396,184)
Net Realized and Unrealized Gains (Losses) on Investments	(1,985,414)

Change in Net Assets Resulting From Operations	$(870,960)

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust STATEMENTS OF CHANGES IN NET ASSETS	April 30, 2016

	Horizons S&P 500® Covered Call ETF
	Year Ended April 30, 2016	Year Ended April 30, 2015
From Investment Activities:
Operations:
Net investment income (loss)	$1,114,454	$573,185
Net realized gains (losses) on investments	1,898,151	688,339
Net realized gains (losses) on written options	(487,381)	(2,040,111)
Change in unrealized appreciation (depreciation) on investments and written options	(3,396,184)	2,857,321
Change in net assets resulting from operations	(870,960)	2,078,734

Distributions to Shareholders From:
Net investment income	(2,427,283)	(765,731)
Net realized gains on investments	—	(439,240)
Tax return of capital	(940,860)	(609,679)
Change in net assets resulting from distributions	(3,368,143)	(1,814,650)

Capital Transactions:
Proceeds from shares issued	—	49,987,936
Cost of shares redeemed	(12,577,708)	—
Change in net assets resulting from capital transactions	(12,577,708)	49,987,936
Change in net assets	(16,816,811)	50,252,020

Net Assets:
Beginning of year	77,275,624	27,023,604
End of year	$60,458,813	$77,275,624
Accumulated net investment income (loss)	$—	$—

Share Transactions:
Issued	—	1,100,000
Redeemed	(300,000)	—
Change in shares	(300,000)	1,100,000

Amounts listed as “—” are $0 or have been rounded to $0.

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distribution to Shareholders From							Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a),(b)	Total Return at Market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000's)	Portfolio Turnover(a)(e)
Horizons S&P 500® Covered Call ETF
Year Ended April 30, 2016	$45.39	0.70	(f)	$(0.90)	$(0.20)	$(1.50)	$—	$(0.58)	$(2.08)	$43.11	(0.29%)	(0.67%)	0.65%	1.61%	$60,459	7%
Year Ended April 30, 2015	$44.85	0.63	(f)	$2.03	$2.66	$(0.83)	$(0.63)	$(0.66)	$(2.12)	$45.39	5.97%	6.47%	0.65%	1.39%	$77,276	12%
June 24, 2013(g) through April 30, 2014	$40.00	0.52		$5.66	$6.18	$(0.64)	$(0.69)	$—	$(1.33)	$44.85	15.59%	15.73%	0.65%	1.37%	$27,024	34%

(a)	Not annualized for periods less than one year.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(f)	Per share numbers have been calculated using the average shares method.

(g)	Commencement of operations.

See accompanying Notes to Financial Statements.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS	April 30, 2016

1. Organization

Exchange Listed Funds Trust (the “Trust”), formerly known as Exchange Traded Concepts Trust II, was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund” or the “Fund”). The Fund is a passively managed exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund’s prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2016 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$60,788,494	$—	$—	$60,788,494
Total Investment Securities	60,788,494	—	—	60,788,494
Other Financial Instruments:
Written Call Options	(571,662)	—	—	(571,662)
Total Investments	$60,216,832	$—	$—	$60,216,832

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of April 30, 2016, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the year ended April 30, 2016, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the year ended April 30, 2016:

S&P 500 Fund	Number of Contracts	Premiums Received
Options outstanding at April 30, 2015	9,528	$682,137
Options written	109,563	8,562,876
Options expired	(14)	(755)
Options exercised	(201)	(41,934)
Options closed	(112,171)	(8,669,854)
Options outstanding at April 30, 2016	6,705	$532,470

The following is a summary of the value of written options on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2016:

		Assets		Liabilities
Fund	Primary Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
S&P 500 Fund	Equity Risk Exposure	Investment securities, at value (purchased options)	$ —	Written options	$ 571,662

The following is a summary of the effect of written options on the Statement of Operations, categorized by risk exposure, for the year ended April 30, 2016:

Fund	Primary Risk Exposure	Realized gains (losses) on written options	Change in unrealized appreciation (depreciation) on investments and written options
S&P 500 Fund	Equity Risk Exposure	$ (487,381)	$ 31,104

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

The volume of options written by the Fund at April 30, 2016 is indicative of the volume of options throughout the year ended April 30, 2016.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

Distributions to Shareholders

The Fund distributes a monthly dividend of net investment income and any net short-term capital gains recognized in connection with the Fund’s equity call option activities calculated during each monthly dividend calculation period. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of a fund.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.65% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Fund except for the advisory fee, distribution fees and expenses pursuant to the Fund’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-adviser and is responsible for making investment decisions and will continuously review, supervise and administer the investment program, subject to the supervision of the Adviser and the Board.

The sub-adviser fees are borne by the Fund’s Adviser and are calculated daily and paid monthly as follows:

Fund
S&P 500 Fund	0.55% of the first $500,000,000
0.57% of the next $3,500,000,000
0.60% of the next $6,000,000,000
0.62% of assets above $10,000,000,000

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 28, 2016. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Servicing Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Fund pursuant to a Custodial and Agency Services Agreement.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

Officers of the Trust

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2016 were $5,000,454 and $10,018,168, respectively.

In-kind sales for the year ended April 30, 2016 were $10,271,482 which included $1,665,283 of realized gains. There were no in-kind purchases for the year ended April 30, 2016.

5. Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the S&P 500 Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly by the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). Due to the written option component of the Creation Unit and other reasons, there could be a difference between the NAV of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit. The party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized Participants pay a transaction fee, typically $3,000, in connection with the purchase or redemption of Creation Units (regardless of the number of Creation Units purchased or redeemed in the transaction). Additional fees may be assessed, up to 0.02% of the value of the transaction, for cash transactions or other non-standard Creation Unit orders. Retail investors who use the services of an Authorized Participant or other broker to purchase or redeem shares may be charged a fee for such services. Such fees are not payable to the Fund.

6. Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

7. Federal Income Tax Information

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences arising from the character of distributions received from certain investments, the following amounts have been reclassified for the fiscal year ended April 30, 2016:

Fund	Capital	Accumulated Net Investment Income (Loss) on Investments	Accumulated Net Realized Gain (Loss) on Investments
S&P 500 Fund	$1,716,137	$1,312,829	$(3,028,966)

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
S&P 500 Fund	$2,422,108	$5,175	$2,427,283	$940,860	$3,368,143

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2015 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
S&P 500 Fund	$1,196,212	$8,759	$1,204,971	$609,679	$1,814,650

Exchange Listed Funds Trust NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2016

As of the the tax year ended April 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Accumulated Earnings (Deficit)
S&P 500 Fund	$(799,159)	$(975,225)	$(1,774,384)

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and straddles.

At April 30, 2016, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$61,724,527	$6,275,172	$(7,211,205)	$(936,033)

Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal year ended April 30, 2016, the Fund had deferred losses of $799,159.

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

Exchange Listed Funds Trust REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Horizons S&P 500® Covered Call ETF:

We have audited the accompanying statement of assets and liabilities of Horizons S&P 500® Covered Call ETF (the Fund), including the schedules of portfolio investments and written call options, as of April 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for the each year in the two-year period then ended and the period June 24, 2013 through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each year in the two-year period then ended and the period June 24, 2013 through April 30, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
June 23, 2016

Exchange Listed Funds Trust DISCLOSURE OF FUND EXPENSES	April 30, 2016 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of the investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for the Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 11/01/15	Actual Ending Account Value 4/30/16	Hypothetical Ending Account Value 4/30/16	Actual Expenses Paid During the Period 11/01/15 - 4/30/16*	Hypothetical Expenses Paid During the Period 11/01/15 - 4/30/16*	Annualized Expense Ratio During Period 11/01/15 - 4/30/16
S&P 500 Fund	$1,000	$994.30	$1,021.63	$3.22	$3.27	0.65%

*

Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

Exchange Listed Funds Trust OTHER INFORMATION	April 30, 2016 (Unaudited)

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Select Sector™ is a trademark of Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500®, S&P 500 Stock Covered Call™ and/or S&P 500 Energy Select Sector Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”). The S&P 500 Stock Covered Call Index and/or S&P 500 Energy Select Sector Stock Covered Call™ Index (the “Indices”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons.

The S&P 500 Covered Call ETF and the Energy Select Sector ETF (collectively, the “ETFs”) are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, “CBOE”) or Merrill Lynch. Neither S&P Dow Jones Indices, CBOE nor Merrill Lynch make any representation or warranty, express or implied, to the owners of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the Indices to track general market or market segment performance. S&P Dow Jones Indices’, CBOE’s and Merrill Lynch’s only relationship to Horizons with respect to the Indices is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Indices and/or the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and Merrill Lynch. The IOPVs and Indices are determined, composed and calculated by S&P Dow Jones Indices, CBOE and/or Merrill Lynch, as the case may be, without regard to Horizons or the ETFs. S&P Dow Jones Indices, CBOE and Merrill Lynch have no obligation to take the needs of Horizons or the owners of the ETFs into consideration in determining, composing or calculating the IOPVs and Indices. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the determination of the prices, and amount of the ETFs or the timing of the issuance or sale of the ETFs or in the determination or calculation of the equation by which the ETFs are to be converted into cash. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the issuance or sale of the ETFs, and have no obligation or liability in connection with the administration, marketing or trading of the ETFs. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices, CBOE and Merrill Lynch to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETFs currently being issued by Horizons, but which may be similar to and competitive with the ETFs. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the IOPVs, Indices and the ETFs.

S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORTFOLIO VALUE OR INDEX, OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETFS (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETFS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE, WITH RESPECT TO THE ETFS OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE, MERRILL LYNCH AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.”

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Funds to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Exchange Listed Funds Trust ADDITIONAL INFORMATION	April 30, 2016 (Unaudited)

Additional Federal Income Tax Information

Complete information regarding the tax status of distributions will be reported on Form 1099.

For the fiscal year ended April 30, 2016, the Fund declared short-term capital gain distributions of $1,310,489.

For the fiscal year ended April 30, 2016, the Fund declared long-term capital gain distributions of $5,175.

Premium/Discount Information

The chart below details the relationship of the net asset value (“NAV”) of the Fund and the market price per Share on days when the market was open during the fiscal year. For these purposes, the “market price” is the composite close price for the Fund Shares as of the close of trading on the exchange where Shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund Shares is typically slightly higher or lower than the its per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities. As a shareholder, you may pay more than the NAV when you buy Fund shares and receive less than NAV when you sell those shares, because shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

S&P 500 Fund
From May 1, 2015 through April 30, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Market Price is greater/less than NAV:
Greater than 2.0%	—	—%
Greater than 1.5% and Less than 2.0%	1	0.38
Greater than 1.0% and Less than 1.5%	2	0.77
Greater than 0.5% and Less than 1.0%	12	4.60
Between 0.5% and -0.5%	190	72.79
Less than -0.5% and Greater than -1.0%	40	15.33
Less than -1.0% and Greater than -1.5%	9	3.45
Less than -1.5% and Greater than -2.0%	4	1.53
Less than -2.0%	3	1.15
	261	100.00%

Exchange Listed Funds Trust TRUSTEES	April 30, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee*	Other Directorships held by Trustee in the Past 5 Years
Interested Trustee
Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1963)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016	3	Board Member of Peconic Land Trust of Suffolk County, NY
Independent Trustees
Timothy J. Jacoby c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice 2000-2014	13	Exchange Traded Concepts Trust (10) - Trustee; Source ETF Trust, 2014-2015 -Trustee
David M. Mahle c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2012	Consultant, Jones Day 2012- present; Of Counsel, Jones Day 2008-2011; Partner, Jones Day 1988-2008	13	Exchange Traded Concepts Trust (10) Trustee; Source ETF Trust, 2014-2015 Trustee
Kurt Wolfgruber c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management 2010-present; Independent Advisor; President, Oppenheimer Funds, Inc. 2007-2009	13	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (10) - Trustee; Source ETF Trust, 2014-2015 -Trustee

*	As of May 31, 2016

Exchange Listed Funds Trust OFFICERS	April 30, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years
J. Garrett Stevens 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1981)	President	Since 2012

Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011; Chief Executive Officer and Secretary. Exchange Traded Concepts Trust 2009-2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present

Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1963)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016
Christopher W. Roleke 10 High Street Suite 302 Boston, MA 02110 (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-present; Assistant Vice President, JPMorgan Investor Services Co. 2006-2011.
James J. Baker Jr. 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC, 2011-present; Managing Partner, Yorkville ETF Advisors, 2012-present; Vice President, Goldman Sachs, 2000-2011.
Ann Edgeworth 10 High Street Suite 302 Boston, MA 02110 (1961)	Chief Compliance Officer	Since 2012	Managing Director, Foreside Fund Officer Services, LLC 2010-present; Vice President, State Street 2007-2010.

The Trust’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 1-855-HZN-ETFS or at www.HorizonsETFs.com/USA.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser: Exchange Traded Concepts, LLC 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120	Investment Sub-Adviser: Horizons ETFs Management (USA), LLC 1350 Avenue of the Americas, 33rd Floor New York, New York 10019
Distributor: Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Proxy Voting Information

A description of Horizons ETFs Management (USA) LLC’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:	2016	2015
	$17,500	$16,500

Audit fees, paid to KPMG LLP, relate to the audit of the registrant's annual financial statements and the audit of the opening balance sheet.

(b) Audit-Related Fees:	2016	2015
	$2,200	$2,200

Audit-related fees, paid to KPMG LLP, relate to the consents issued and included with the registrant's post-effective registration statements.

(c) Tax Fees:	2016	2015
	$10,500	$13,500

These tax fees relate to the preparation of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to KPMG LLP.

(d) All Other Fees:	2016	2015
	$0	$0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)	2016	2015
	0%	0%

(f) Not applicable.

(g)	2016	2015
	$12,700	$15,700

(h) Not applicable

Item 5.  Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6.  Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	July 6, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	July 6, 2016